SHARE-BASED COMPENSATION - Narrative (Details) - USD ($)		9 Months Ended		12 Months Ended
	May 06, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Disclosure of range of exercise prices of outstanding share options [line items]
Transfer from share-based compensation liability	$ 130,276,188		$ 130,276,188
Stock Option Plan The Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options		10 years
Vesting period		4 years
Restricted Stock Unit
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options		2 years 8 months 12 days		2 years 10 months 24 days
Vesting period		3 years
Top of range | Stock Option Plan The Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Authorization for the grant of options for the purchase of common shares		10.00%